UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)            (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. REPORT TO STOCKHOLDERS.

QCI Asset Management, Inc.

QCI Balanced Fund

SEMI-ANNUAL REPORT

From October 1, 2018 through March 31, 2019

(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the QCI Balanced Fund (the "Fund"). The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

The QCI Balanced Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Rd., Suite 200, Raleigh, NC, 27609. There is no affiliation between the QCI Balanced Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the QCI Balanced Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at e-qci.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

The QCI Balanced Fund is a series of the Starboard Investment Trust.

For More Information on the QCI Balanced Fund:

See Our Web site at e-qci.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/QCI, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

As of January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/QCI.

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of March 31, 2019
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 17.29%

Communication Services - 1.16%
Verizon Communications, Inc.	$725,000	3.450%	3/15/2021	$735,646
				735,646
Consumer Staples - 1.37%
General Mills, Inc.	865,000	3.150%	12/15/2021	871,450
				871,450
Energy - 1.28%
Chevron Corp.	815,000	2.566%	5/16/2023	815,399
				815,399
Financials - 4.00%
Bank of America Corp.	790,000	3.527%	10/21/2022	803,365
JP Morgan Chase & Co.	845,000	4.350%	8/15/2021	874,351
US Bancorp	865,000	3.100%	4/27/2026	858,598
				2,536,314
Industrials - 4.11%
Caterpillar, Inc.	850,000	3.900%	5/27/2021	874,175
John Deere Capital Corp.	860,000	2.800%	1/27/2023	862,780
Norfolk Southern Corp.	290,000	3.250%	12/1/2021	292,522
Norfolk Southern Corp.	575,000	3.000%	4/1/2022	577,412
				2,606,889
Information Technology - 5.37%
Apple, Inc.	870,000	2.850%	5/6/2021	875,684
Apple, Inc.	790,000	2.706%	5/11/2022	792,958
Microsoft Corp.	870,000	2.375%	5/1/2023	865,423
Oracle Corp.	890,000	2.400%	9/15/2023	873,603
				3,407,668

Total Corporate Bonds (Cost $10,981,193)				10,973,366

FEDERAL AGENCY OBLIGATIONS - 7.05%
Federal National Mortgage Association	1,790,000	2.000%	1/5/2022	1,775,859
Federal National Mortgage Association	1,325,000	2.625%	9/6/2024	1,343,386
Federal National Mortgage Association	1,420,000	1.875%	9/24/2026	1,357,566

Total Federal Agency Obligations (Cost $4,414,165)				4,476,811

UNITED STATES TREASURY NOTES - 13.79%
United States Treasury Note	350,000	1.000%	11/15/2019	346,828
United States Treasury Note	1,455,000	2.000%	11/30/2020	1,446,929
United States Treasury Note	2,735,000	1.625%	11/15/2022	2,677,522
United States Treasury Note	1,060,000	2.375%	8/15/2024	1,065,466
United States Treasury Note	2,085,000	2.750%	6/30/2025	2,139,243
United States Treasury Note	1,015,000	3.125%	11/15/2028	1,076,614

Total United States Treasury Notes (Cost $8,748,231)				8,752,602
				(Continued)

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of March 31, 2019
				Shares	Value (Note 1)

MUNICIPAL BONDS - 1.29%
	New York State Urban Development Corp.	$750,000	3.270%	3/15/2028	$758,797
	New York State Dormitory Authority	60,000	3.630%	3/15/2027	62,093

	Total Municipal Bonds (Cost $786,549)				820,890

COMMON STOCKS - 51.05%

Communication Services - 4.09%
*	Alphabet, Inc.			806	945,688
*	Facebook, Inc.			2,800	466,732
	The Walt Disney Co.			6,300	699,489
	Verizon Communications, Inc.			8,225	486,344
					2,598,253
Consumer Discretionary - 5.13%
*	Amazon.com, Inc.			700	1,246,525
	McDonald's Corp.			3,500	664,650
	The Home Depot, Inc.			4,200	805,938
	The TJX Cos., Inc.			10,200	542,742
					3,259,855
Consumer Staples - 2.73%
	Altria Group, Inc.			8,175	469,490
	PepsiCo, Inc.			4,285	525,127
	The Procter & Gamble Co.			7,085	737,194
					1,731,811
Energy - 4.35%
	Chevron Corp.			3,000	369,540
	Enbridge, Inc.			20,848	755,948
	Exxon Mobil Corp.			10,000	808,000
	Schlumberger Ltd.			19,075	831,098
					2,764,586
Financials - 8.17%
	Bank of America Corp.			35,500	979,445
*	Berkshire Hathaway, Inc.			5,000	1,004,450
	Chubb Ltd.			3,075	430,746
	JPMorgan Chase & Co.			7,950	804,778
	The Charles Schwab Corp.			10,500	448,980
	The Goldman Sachs Group, Inc.			4,400	844,756
	The PNC Financial Services Group, Inc.			5,500	674,630
					5,187,785

					(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - 8.21%
	Abbott Laboratories	9,000	$719,820
*	Acreage Holdings, Inc.	20,890	431,170
*	Canopy Growth Corp.	9,000	390,330
*	HEXO Corp.	50,000	331,500
*	Incyte Corp.	8,000	687,920
	Johnson & Johnson	6,075	849,224
*	Regeneron Pharmaceuticals, Inc.	1,300	533,806
	Roche Holding AG	18,000	619,020
	Zimmer Biomet Holdings, Inc.	5,075	648,078
			5,210,868
Industrials - 4.62%
*	Gencor Industries, Inc.	15,000	185,400
	General Dynamics Corp.	2,700	457,056
	Granite Construction, Inc.	18,891	815,336
	Southwest Airlines Co.	15,000	778,650
*	The LS Starrett Co.	10,878	83,761
*	Transcat, Inc.	8,054	185,081
	United Parcel Service, Inc.	3,825	427,482
			2,932,766
Information Technology - 10.32%
	Apple, Inc.	6,500	1,234,675
*	Check Point Software Technologies Ltd.	5,000	632,450
	Cisco Systems, Inc.	9,000	485,910
	Corning, Inc.	10,000	331,000
	FLIR Systems, Inc.	7,000	333,060
	Intel Corp.	9,000	483,300
	Mastercard, Inc.	2,800	659,260
	Microsoft Corp.	6,000	707,640
	NVIDIA Corp.	4,100	736,196
*	ServiceNow, Inc.	1,800	443,736
	Universal Display Corp.	3,300	504,405
			6,551,632
Materials - 0.56%
	Ecolab, Inc.	2,000	353,080

Real Estate - 0.80%
	Ventas, Inc.	8,000	510,480

Utilities - 2.07%
	Duke Energy Corp.	6,000	540,000
	NextEra Energy, Inc.	4,000	773,120
			1,313,120

	Total Common Stocks (Cost $26,116,980)		32,414,236

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2019
		Shares	Value (Note 1)

PREFERRED STOCKS - 1.09%	Dividend
Financials - 0.70%	Rate
Bank of America Corp.	6.000%	3,850	$99,792
JP Morgan Chase & Co.	6.100%	5,450	142,790
Prudential Financial, Inc.	5.625%	4,050	104,085
* The PNC Financial Services Group, Inc.	0.000%	3,750	100,500
			447,167
Real Estate - 0.16%
Public Storage	5.200%	4,250	104,338

Utilities - 0.23%
Duke Energy Corp.	5.625%	5,650	144,018

Total Preferred Stocks (Cost $684,913)			695,523

EXCHANGE-TRADED PRODUCTS - 4.69%

Emerging Markets - 0.90%
Schwab Emerging Markets Equity ETF		22,000	572,220

Equity - 2.53%
* iPath Series B S&P 500 VIX Short-Term Futures ETN		50,000	1,607,000

Fixed Income - 1.26%
Vanguard Mortgage-Backed Securities ETF		15,250	798,490

Total Exchange-Traded Products (Cost $2,856,914)			2,977,710

SHORT-TERM INVESTMENT - 5.82%
§	Fidelity Instutional Money Market Funds - Government Portfolio, 2.31%	3,695,117	3,695,117

Total Short-Term Investment (Cost $3,695,117)			3,695,117

Total Value of Investments (Cost $58,284,063) - 102.07%			$64,806,255

Liabilities in Excess of Other Assets - (2.08)%			(1,322,524)

Net Assets - 100.00%			$63,483,731

* Non-income producing investment
§	Represents 7 day effective yield on September 30, 2018.

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2019

	Summary of Investments
	by Sector	% of Net
	(Unaudited)	Assets	Value
	Corporate Bonds	17.29%	$10,973,366
	Federal Agency Obligations	7.05%	4,476,811
	United States Treasury Notes	13.79%	8,752,602
	Municipal Bonds	1.29%	820,890
	Common Stocks:
	Communication Services	4.09%	2,598,253
	Consumer Discretionary	5.13%	3,259,855
	Consumer Staples	2.73%	1,731,811
	Energy	4.35%	2,764,586
	Financials	8.17%	5,187,785
	Health Care	8.22%	5,210,868
	Industrials	4.62%	2,932,766
	Information Technology	10.32%	6,551,632
	Materials	0.56%	353,080
	Real Estate	0.80%	510,480
	Utilities	2.07%	1,313,120
	Preferred Stocks:
	Financials	0.70%	447,167
	Real Estate	0.16%	104,338
	Utilities	0.23%	144,018
	Exchange-Traded Products:
	Emerging Markets	0.90%	572,220
	Equity	2.53%	1,607,000
	Fixed Income	1.26%	798,490
	Short-Term Investment	5.82%	3,695,117
	Other Assets Less Liabilities	-2.08%	(1,322,524)
	Total Net Assets	100.00%	$63,483,731

See Notes to Financial Statements

QCI Balanced Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2019

Assets:
Investments, at value (cost $58,284,063)	$64,806,255
Receivables:
Dividends and interest	192,050
Fund shares sold	100
Prepaid expenses:
Registration and filing fees	25,192
Professional fees	7,117
Fund accounting fees	3,422
Shareholder fulfillment fees	2,499
Trustee fees and meeting expenses	931
Administration fees	676
Transfer agent fees	145

Total assets	65,038,387

Liabilities:
Payables:
Due to custodian	1,967
Due to broker	23,041
Investments purchased	1,489,495
Fund shares purchased	6,700
Accrued expenses:
Advisory fees	28,503
Compliance fees	2,165
Insurance fees	1,245
Custody fees	869
Miscellaneous expenses	322
Security pricing fees	214
Interest expense	135

Total liabilities	1,554,656

Net Assets	$63,483,731

Net Assets Consist of:
Paid in Interest	$56,170,262
Distributable Earnings	7,313,469

Total Net Assets	$63,483,731
Institutional Class Shares Outstanding, no par value (unlimited authorized shares)	5,364,918
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$11.83

See Notes to Financial Statements

QCI Balanced Fund

Statement of Operations
(Unaudited)

For the fiscal period ended March 31, 2019

Investment Income:
Dividends (net of foreign withholding tax $11,264)	$376,860
Interest	300,728

Total Investment Income	677,588

Expenses:
Advisory fees (Note 2)	217,382
Administration fees (Note 2)	30,192
Fund accounting fees (Note 2)	19,293
Registration and filing fees	14,382
Professional fees	14,237
Transfer agent fees (Note 2)	13,355
Custody fees (Note 2)	7,267
Shareholder fulfillment expenses	6,313
Compliance service fees (Note 2)	6,165
Securities pricing fees	5,277
Trustee fees and meeting expenses (Note 3)	4,192
Miscellaneous expenses (Note 2)	2,072
Insurance fees	1,480
Interest expense	877

Total Expenses	342,484

Fees waived by the Advisor (Note 2)	(48,305)

Net Expenses	294,179

Net Investment Income	383,409

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from investment transactions	1,389,633
Net realized loss from options written	(30,768)
Total realized gain	1,358,865

Net change in unrealized depreciation on investments	(378,313)
Net change in unrealized depreciation on options written	(91,261)
Total change in unrealized depreciation	(469,574)

Net Realized and Unrealized Gain on Investments	889,291

Net Increase in Net Assets Resulting from Operations	$1,272,700

See Notes to Financial Statements

QCI Balanced Fund

Statements of Changes in Net Assets
	March 31,		September 30,
For the fiscal year or period ended	2019	(a)	2018

Operations:
Net investment income	$383,409		$616,735
Net realized gain from investment transactions and options written	1,358,865		4,942,408
Net change in unrealized appreciation (depreciation) on investments
and options written	(469,574)		781,936

Net Increase in Net Assets Resulting from Operations	1,272,700		6,341,079

Distributions to Shareholders from:	(5,625,072)		(616,485)

Decrease in Net Assets Resulting from Distributions	(5,625,072)		(616,485)

Beneficial Interest Transactions:
Shares sold	8,066,344		4,911,270
Reinvested dividends and distributions	5,572,454		608,382
Shares repurchased	(9,276,734)		(8,085,520)

Net (Increase) Decrease in Net Assets from Beneficial Interest Transactions	4,362,064		(2,565,868)

Net Increase in Net Assets	9,692		3,158,726

Net Assets:
Beginning of period	63,474,039		60,315,313
End of period	$63,483,731		$63,474,039

Institutional Share Class Information:
Shares sold	680,888		403,540
Reinvested distributions	511,455		49,467
Shares repurchased	(783,988)		(661,120)

Net Increase (Decrease) in Shares of Beneficial Interest	408,355		(208,113)

(a) Unaudited.

See Notes to Financial Statements

QCI Balanced Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the period	March 31,		September 30,
or fiscal years ended September 30,	2019	(d)	2018		2017		2016		2015

Net Asset Value, Beginning of Period	$12.81		$11.68		$10.95		$10.20		$10.53

Income (Loss) from Investment Operations:
Net investment income	0.05	(e)	0.12	(e)	0.10	(e)	0.11	(e)	0.10
Net realized and unrealized gain (loss)
on securities	0.08		1.13		0.73		0.75		(0.27)

Total from Investment Operations	0.13		1.25		0.83		0.86		(0.17)

Less Distributions to Shareholders:
Net investment income	(0.05)		(0.12)		(0.10)		(0.11)		(0.12)
Net realized gains	(1.06)		-		-		0.00		(0.04)

Total from Distributions to Shareholders	(1.11)		(0.12)		(0.10)		(0.11)		(0.16)

Net Asset Value, End of Period	$11.83		$12.81		$11.68		$10.95		$10.20

Total Return	1.86%	(b)	10.76%		7.59%		8.45%		(1.63)%

Net Assets, End of Period (in thousands)	$63,484		$63,474		$60,315		$58,349		$44,909

Ratios of:
Interest Expenses to Average Net Assets	0.00%	(f)	0.00%		-		-		-
Gross Expenses to Average Net Assets (c)	1.12%	(a)	1.14%		1.19%		1.18%		1.20%
Net Expenses to Average Net Assets (c)	0.97%	(a)	1.00%		1.00%		1.00%		1.00%
Net Investment Income to Average Net Assets (c)	1.25%	(a)	0.99%		0.86%		1.05%		1.05%

Portfolio turnover rate	40.22%	(b)	43.92%		29.19%		38.35%		24.04%

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d) Unaudited.
(e) Calculated using average shares method.
(f) Less than 0.01%.

See Notes to Financial Statements

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2019

1.      Organization and Significant Accounting Policies

The QCI Balanced Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on January 30, 2014. The investment objective of the Fund is to balance current income and principal conservation with the opportunity for long-term growth.  The Fund seeks to achieve its investment objective by investing in a diverse portfolio of corporate, agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities.  Allocation to equity and fixed income securities will range from 25%-75% of assets.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Retail Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. The Retail Class Shares are subject to distribution plan fees as described in Note 4. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2019, no Retail Class Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as of 4:00 p.m. Eastern Time (the “Valuation Time”). Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. If there is an ask price but no bid price at the Valuation Time, the option shall be priced at the mean of zero and the ask price at the Valuation Time.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the Valuation Time is not readily available or (ii) the Fund’s investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2019

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2019 for the Fund’s assets measured at fair value:

QCI Balanced Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds*	$10,973,366	$-	$10,973,366	$-
Federal Agency Obligations	4,476,811	-	4,476,811	-
United States Treasury Notes	8,752,602	-	8,752,602	-
Municipal Bonds	820,890	-	820,890	-
Common Stocks*	32,414,236	32,414,236	-	-
Preferred Stocks*	695,523	695,523	-	-
Exchange-Traded Products*	2,977,710	2,977,710	-	-
Short-Term Investment	3,695,117	3,695,117	-	-
Total Assets	$64,806,255	$39,782,586	$25,023,669	$-

 *    Refer to the Schedule of Investments for industry classification.
(a)	The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended March 31, 2019. It is the Fund’s policy to record transfers at the end of the period.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.
(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2019

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

There were no derivative instruments outstanding as of March 31, 2019. The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period are disclosed below and serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal period ended March 31, 2019:

Derivative Type	Location	Gains/Losses
Equity Contracts – purchased options	Net realized gain from investment transactions	$-
Equity Contracts – written options	Net realized loss from options written	$(30,768)

Equity Contracts – purchased options	Net change in unrealized depreciation on investments	$-
Equity Contracts – written options	Net change in unrealized depreciation on options written	$(91,261)

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.  These amounts can be found on the Statement of Operations.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Board of Trustees.
(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2019

Distributions
The Fund may declare and distribute dividends from net investment income (if any), monthly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to QCI Asset Management, Inc. (the “Advisor”) calculated at the annual rate of 0.72% of the Fund’s average daily net assets.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.97% of the average daily net assets of the Fund. The current term of the Expense Limitation Agreement remains in effect until January 31, 2020.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  There shall be no recoupment of fees waived or reimbursed by the Advisor.

For the fiscal period ended March 31, 2019, $217,382 in advisory fees were incurred, and $48,305 were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of March 31, 2019, the Administrator received $2,072 in miscellaneous compensation expenses.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2019

A breakdown of the fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.030%

The Fund incurred $30,192 in administration fees, $7,267 in custody fees, and $19,293 in fund accounting fees for the fiscal period ended March 31, 2019.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred $13,355 in transfer agent fees during the fiscal period ended March 31, 2019.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed. These expenses are included in the shareholder fulfillment expenses on the Statement of Operations.

3.      Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Board of Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.      Distribution and Service Fees

The Independent Trustees adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Retail Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended March 31, 2019, no fees were incurred by the Fund.
(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2019

5.      Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$14,945,496	$13,177,591

Purchases of Government Securities	Proceeds from Sales of Government Securities
$5,323,722	$7,137,151

6.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years ended from September 30, 2015 through September 30, 2018, and as of and during the fiscal period ended March 31, 2019, and the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the open tax years, the Fund did not incur any interest or penalties.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

Distributions from
For the Fiscal Year or Period Ended	Ordinary Income	Long-Term- Capital Gains
03/31/2019	$ 384,202	$ 4,556,006
09/30/2018	$ 616,485	$ -

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2019

At March 31, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$58,284,063

Unrealized Appreciation	$7,345,536
Unrealized Depreciation	(823,344)
Net Unrealized Appreciation	$6,522,192

7.      Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.      New Accounting Pronouncements

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adapted with these financial statements. The changes have been applied to the Fund’s financial statements as of the fiscal period ended March 31, 2019.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal period ended March 31, 2019.

9.      Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

QCI Balanced Fund

Additional Information
(Unaudited)

As of March 31, 2019

1.      Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SE

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2019.

During the fiscal period ended March 31, 2019, the Fund paid $384,202 in income distributions, $684,864 in short-term capital gain distributions, and $4,556,006 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

As of March 31, 2019

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Institutional Class Shares	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,018.60	$4.88
	$1,000.00	$1,020.09	$4.89
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.97%, multiplied by 182/365 (to reflect the one-half year period).

COMPANY HISTORY

Originally founded in 1975, QCI Asset Management is a completely independent, 100% employee owned firm, managing investment portfolios for high net worth individuals, trusts, pension and retirement plans, corporations, higher education and other non-for-profit clients. We also provide objective, fee-based consulting advice to the fiduciaries for participant-directed retirement plans.

You Come First. Your financial success is what drives us. We're focused on helping you achieve your goals for the future. Highly responsive client service and regular, proactive communication is what you can expect from us.

Right Sized for Success. QCI Asset Management is small enough to offer you the personal service you deserve, yet large enough to back up that service with knowledgeable talent experienced in the finance industry. We conduct our own investment research and provide a wide range of services, all without selling you commission based financial products.

Consistent, Responsible Investment Practices. The basic principles of good investing never change. At QCI, we've used the same fundamental approach for over forty years, because it works. Accounts are structured with the goal of achieving acceptable, absolute performance during strong "up" markets, while providing superior relative returns in "down" markets. We follow well-defined processes at every step, with focused attention to detail and precision.

This time-tested approach is now broadly available via our QCI Balanced Fund. For more information and a prospectus, please call (800) 836-3960.

QCI

GERALD FURCINITI, CFA

Co-Portfolio Manager

Jerry is a Portfolio Manager, Senior Equity Analyst, and serves as Co-Portfolio Manager of the QCI Balanced Fund. He is also QCI's Chief Technology Officer.

Jerry joined QCI in 2001 and became a Principal in 2017.

As an active member of the community, Jerry volunteers as a Director on the Board of the Rochester Rotary Charitable Trust. He previously served on the Board of Friendship Children's Center and the CFA Society of Rochester, where he is a past President. He has also mentored student teams that compete in the CFA Institute Research Challenge.

H. EDWARD SHILL, CFA

Lead Portfolio Manager

Ed is the President and CEO of QCI. He is also as the firm's Chief Investment Officer, and Lead Portfolio Manager of the QCI Balanced Fund.

Ed joined QCI in 1992 and became a Principal in 1994. In 2017, he became the majority shareholder of QCI and was named President and CEO.

Community service is a crucial part of Ed's life. He is an Honorary Director for Willow Domestic Violence Center, previously Alternatives for Battered Women (ABW), and has served on the board of the Society for the Protection & Care of Children.

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: June 3, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 3, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: June 3, 2019	Ashley E. Harris Treasurer and Principal Financial Officer